Concentration of Revenues and Cost of Revenue (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Customer Concentration Risk [Member] | Customers [Member] | Revenue Benchmark [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	56.27%	55.52%
Customer Concentration Risk [Member] | Customers [Member] | Accounts Receivable [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	55.50%		61.06%
Supplier Concentration Risk [Member] | Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	24.13%	31.99%
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	26.22%		26.77%